Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 54,726	$ 52,914
Tier 1 Capital	62,093	59,785
Total Capital	70,929	68,718
TLAC	116,941	114,402
Risk-Weighted Assets	417,994	424,197
Leverage Exposures	$ 1,453,472	$ 1,413,036
CET1 Ratio	13.10%	12.50%
Tier 1 Capital Ratio	14.90%	14.10%
Total Capital Ratio	17.00%	16.20%
TLAC Ratio	28.00%	27.00%
Leverage Ratio	4.30%	4.20%
TLAC Leverage Ratio	8.00%	8.10%